Intangible Assets, net	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Intangible Assets, net
Intangible Assets, net

Note 5 – Intangible Assets, net

In 2022, the Company acquired the intellectual property of MFB California, 19 patents centered around its MFB Technology for the prevention and spread of wildfires.

As of March 31, 2025 and December 31, 2024, finite lived intangible assets consisted of the following:

	March 31,	December 31,
	2025	2024
Patents	$4,195,353	$4,195,353
Accumulated amortization	(557,845)	(495,862)
Intangible assets, net	$3,637,508	$3,699,491

Estimated future amortization expense for finite lived intangibles are as follows:

December 31,
2025 (remaining nine months)	$185,948
2026	247,931
2027	247,931
2028	247,931
2029	247,931
Thereafter	2,459,836
$3,637,508

As of March 31, 2025, the weighted-average useful life is 14.88 years.

During the three months ended March 31, 2025 and 2024, the amortization expense was $61,983 and $63,175, respectively.

Note 6 – Intangible Assets, net

In 2022, the Company acquired the intellectual property of MFB California, 19 patents centered around its MFB Technology for the prevention and spread of wildfires.

As of December 31, 2024 and 2023, finite lived intangible assets consisted of the following:

	December 31,	December 31
	2024	2023
Patents	$4,195,353	$4,195,353
Accumulated amortization	(495,862)	(247,247)
Intangible assets, net	$3,699,491	$3,948,106

Estimated future amortization expense for finite lived intangibles are as follows:

December 31,
2025	$247,931
2026	247,931
2027	247,931
2028	247,931
2029	247,931
Thereafter	2,459,836
$3,699,491

As of December 31, 2024, the weighted-average useful life is 15.12 years.

During the year ended December 31, 2024 and 2023, the amortization expense was $248,615 and $247,247, respectively. The Company commenced with amortization during 2023, when we started operations using the acquired assets.